Summary of Significant Accounting Policies (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 10, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011
Accounting Policies [Line Items]
Revenues Earned Based On Percentage Of Non Negotiable Chips				0.05%
Advertising Expense		$ 177,919	$ 50,760	$ 309,118	$ 205,372
Directors Compensation Value Payable In Ordinary Shares				$ 20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		500,000		500,000				200,000
Ordinary Shares Issuable To Directors and Key Management Employees		145,980		145,980			111,730
Property, Plant and Equipment, Estimated Useful Lives				two to five years
Allowance for Doubtful Accounts Receivable, Current		$ 21,461,434		$ 21,461,434			$ 0
Compensation 2014 [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	111,730
Compensation 2015 [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	145,980
Melbourne [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable		11.00%		11.00%			13.00%
Perth [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable		10.00%		10.00%			11.00%
Crown [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable		12.00%		12.00%
Bao Li Gaming [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues							25,000
Rolling Chip Turnover Target For Base Earnout Payment							$ 2,500,000,000
Bao Li Gaming [Member] | Scenario, Forecast [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues						625,000
Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				2 years
Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				5 Years
Bad Debt Guarantee [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				3 years
Bad Debt Guarantee [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				5 years 6 months
Non Compete Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				9 years
Non Compete Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				11 years 8 months 12 days
Profit Interest Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				9 years
Profit Interest Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				11 years 8 months 12 days